Leases - Summary of Balance Sheet Information Operating Leases Lessee (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Balance Sheet Information Operating Leases Lessee [Line Items]
Operating lease, liability	$ 8,885	$ 11,103
Other Noncurrent Assets
Disclosure Of Balance Sheet Information Operating Leases Lessee [Line Items]
Operating lease, right of use asset	9,585	11,684
Accounts Payable and Accrued Liabilities
Disclosure Of Balance Sheet Information Operating Leases Lessee [Line Items]
Operating lease, liability	3,377	3,366
Other Noncurrent Liabilities
Disclosure Of Balance Sheet Information Operating Leases Lessee [Line Items]
Operating lease, liability	$ 5,508	$ 7,737